Fair Value Measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) | Recurring basis | Level 2
Assets:
Commodity derivative asset, net	$ 306	$ 21,113